Offerings - Offering: 1	Apr. 25, 2025 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit | $ / shares	17.51
Maximum Aggregate Offering Price	$ 87,550,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,403.91
Offering Note
(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the Registrant’s 2025 Equity Incentive Compensation Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of shares of outstanding common stock.
(2) Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $17.51 per share, which is the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Global Select Market on April 21, 2025.